Corporate information	6 Months Ended
Sep. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
Corporate information	Corporate information
Global Blue Group Holding AG (‘the Company’), a stock corporation (Aktiengesellschaft), and its subsidiaries (together ‘the Group’ or ‘Global Blue’) provides technology and services for the shopping journey in three fields, Tax Free Shopping (“TFS”), Payments, which includes dynamic currency conversion, and Post-Purchase Solutions (“PPS”) enhancing the experience for merchants, acquirers, customs & authorities, international travelers and shoppers & guests, and driving performance.
More specifically, the Group serves as a strategic technology and payments partner to merchants, empowering them to capture the structural growth of international travelers shopping abroad, driven by multiple macroeconomic tailwinds. At its core, the Group is a technology platform that serves a network of merchant stores globally through both TFS and Payments, delivering economic benefits to a complex ecosystem of merchants, international shoppers and customs and authorities.
The Company trades as Global Blue under ticker symbol “NYSE: GB”.
The Company was incorporated on December 10, 2019. The registered office is established in 38, Zürichstrasse, CH-8306 Brüttisellen, Switzerland under the number CHE-442.546.212. SL Globetrotter GP, LTD is the immediate parent, and Silver Lake Partners III Cayman (AIV III), L.P. (“Silver Lake”) is the ultimate parent and controlling party of the Group.
These unaudited condensed consolidated interim financial statements were authorized for issue by the Directors of the Company on November 21, 2024.